Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Series C Preferred Stock [Member] Preferred Stock [Member]	Series A Preferred Stock [Member] Preferred Stock [Member]	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Nov. 30, 2019		$ 1		$ 4,312	$ 4,746,884	$ (8,985,921)	$ (4,234,724)
Beginning balance, shares at Nov. 30, 2019		1		43,107,680
Net Income/Loss						(129,745)	(129,745)
Ending balance, value at Nov. 30, 2020		$ 1		$ 4,312	4,746,884	(9,115,666)	(4,364,469)
Ending balance, shares at Nov. 30, 2020		1		43,107,680
Net Income/Loss						(72,953)	(72,953)
Ending balance, value at May. 31, 2021		$ 1		$ 4,312	4,746,884	(9,188,619)	(4,437,422)
Ending balance, shares at May. 31, 2021				43,107,680
Beginning balance, value at Nov. 30, 2020		$ 1		$ 4,312	4,746,884	(9,115,666)	(4,364,469)
Beginning balance, shares at Nov. 30, 2020		1		43,107,680
Net Income/Loss						(441,324)	(441,324)
Sales of preferred stock	$ 900				299,100		300,000
Sales of preferred stock, shares	900,000
Conversion of series A preferred stock to notes payable - related party		$ (1)			(999,999)		(1,000,000)
Conversion of Series A preferred stock to notes payable - related party, shares		(1)
Common stock issued for services				$ 5	2,495		2,500
Common stock issued for services, shares				50,000
Common stock issued for accrued severance				$ 75	37,425		37,500
Common stock issued for accrued severance, shares				750,000
Common stock issued for accrued salary - related party				$ 109	54,506		54,615
Common stock issued for accrued salary - related party, shares				1,092,320
Ending balance, value at Nov. 30, 2021	$ 900		$ 900	$ 4,501	4,140,411	(9,556,990)	(5,411,178)
Ending balance, shares at Nov. 30, 2021	900,000		900,000	45,000,000
Beginning balance, value at Feb. 28, 2021				$ 4,312	4,746,884	(9,148,101)	(4,396,905)
Beginning balance, shares at Feb. 28, 2021				43,107,680
Net Income/Loss						(40,517)	(40,517)
Ending balance, value at May. 31, 2021		1		$ 4,312	4,746,884	(9,188,619)	(4,437,422)
Ending balance, shares at May. 31, 2021				43,107,680
Beginning balance, value at Nov. 30, 2021	$ 900		$ 900	$ 4,501	4,140,411	(9,556,990)	(5,411,178)
Beginning balance, shares at Nov. 30, 2021	900,000		900,000	45,000,000
Net Income/Loss						(11,958)	(11,958)
Sales of preferred stock				$ 63	249,928		249,991
Sales of preferred stock, shares				625,000
Ending balance, value at May. 31, 2022			$ 900	$ 4,563	4,390,339	(9,568,948)	(5,173,145)
Ending balance, shares at May. 31, 2022			900,000	45,625,000
Beginning balance, value at Feb. 28, 2022			$ 900	$ 4,500	4,140,411	(9,555,809)	(5,409,998)
Beginning balance, shares at Feb. 28, 2022			900,000	45,000,000
Net Income/Loss						(13,138)	(13,138)
Sales of preferred stock				$ 63	249,928		249,991
Sales of preferred stock, shares				625,000
Ending balance, value at May. 31, 2022			$ 900	$ 4,563	$ 4,390,339	$ (9,568,948)	$ (5,173,145)
Ending balance, shares at May. 31, 2022			900,000	45,625,000